Note 3 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	$ 13,811	$ 2,406
Less than Twelve Months, Gross Unrealized Losses	(152)	(10)
Twelve Months or Greater, Fair Value	26,951	50,740
Twelve Months or Greater, Gross Unrealized Losses	(566)	(1,227)
Total, Fair Value	40,762	53,146
Total, Gross Unrealized Losses	(718)	(1,237)
US Government Agencies Debt Securities [Member]
Note 3 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	3,818	0
Less than Twelve Months, Gross Unrealized Losses	(57)	0
Twelve Months or Greater, Fair Value	10,872	15,734
Twelve Months or Greater, Gross Unrealized Losses	(214)	(450)
Total, Fair Value	14,690	15,734
Total, Gross Unrealized Losses	(271)	(450)
US States and Political Subdivisions Debt Securities [Member] | Tax-exempt [Member]
Note 3 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	1,268	2,406
Less than Twelve Months, Gross Unrealized Losses	(9)	(10)
Twelve Months or Greater, Fair Value	9,394	18,232
Twelve Months or Greater, Gross Unrealized Losses	(166)	(543)
Total, Fair Value	10,662	20,638
Total, Gross Unrealized Losses	(175)	(553)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Less than Twelve Months, Fair Value	8,725	0
Less than Twelve Months, Gross Unrealized Losses	(86)	0
Twelve Months or Greater, Fair Value	6,685	16,774
Twelve Months or Greater, Gross Unrealized Losses	(186)	(234)
Total, Fair Value	15,410	16,774
Total, Gross Unrealized Losses	$ (272)	$ (234)